                             MARTIN CURRIE BUSINESS TRUST
                              JAPAN SMALL COMPANIES FUND








                                  SEMI-ANNUAL REPORT

                                   OCTOBER 31, 1997

                                     (UNAUDITED)

                                                 MCBT JAPAN SMALL COMPANIES FUND
--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 1997 (Unaudited)

OBJECTIVE     Long-term capital appreciation through active management of a diversified portfolio of equities in Japanese companies with relatively small capitalization, which may not have wide market recognition.

LAUNCH DATE   August 15, 1994

FUND SIZE     $70.1m


PERFORMANCE   Total return from May 1, 1997 through October 31, 1997

              -    MCBT - Japan Small Companies Fund
                   (excluding all transaction fees)                        +0.4%
              -    MCBT - Japan Small Companies Fund
                   (including all transaction fees)                        -1.6%
              -    Tokyo Stock Exchange - Second Section Index            -11.4%

              Annualized total return from August 15, 1994 through October 31, 1997

              -    MCBT - Japan Small Companies Fund
                   (excluding all transaction fees)                        -5.1%
              -    MCBT - Japan Small Companies Fund
                   (including all transaction fees)                        -5.7%
              -    Tokyo Stock Exchange - Second Section Index            -20.6%
                   (from September 1, 1994 through October 31, 1997)


PORTFOLIO     The Japanese market has proved very difficult over the last
COMMENTS      six months, and a weak yen reduced still further the returns to a US$-based investor. Small companies fared worse than their larger counterparts, but our stock and sector selection has rewarded us with a significant margin of out performance.

              Falling forecasts for economic growth in 1997/8 drove the stock market down. Interest rates are at historic lows and capital has been flowing out of Japan. Companies have taken advantage of these extremely low interest rates to raise convertible bond issues. This dilutes ordinary shareholders. A crisis in the financial sector, culminating after the reporting period in the bankruptcy of Yamaichi Securities, has eroded confidence further.

              During the period, we sold such economically sensitive stocks as Kato Denki, an electrical retailer. We bought - and have subsequently sold at a handsome profit - a bond in Sumitomo Special Metals. New holdings include Aiful, a consumer loan company, and Aderans, which makes wigs. These have helped our returns. We also benefited from the strong performance of Circle K, a medium-sized convenience store, which was up 6% over the period.

              OUTLOOK

              It has long been our view that market realism had to come to Japan if the economy and the stock market were to recover. Recent events should stimulate long overdue deregulation.
              We do not think the ruling LDP will accept the high unemployment that radical reform would bring, and so the process will be slow. But at least it has started.

              By next summer, we see things improving. Share options and buy-backs, now legal at last, will be voted on and, we believe, approved at AGMs due then. That will stimulate some equity prices and help to absorb the unwinding of cross-shareholdings. The road will be bumpy and long, but Japan's long march to modernity has begun.

                                                 MCBT JAPAN SMALL COMPANIES FUND
--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 1997 (Unaudited)


INVESTMENT    James Fairweather is Chief Investment Officer.  All funds
MANAGER       are managed on a team basis with a named director heading
PROFILE       each team.

              Michael Thomas has managed the MCBT Japan Small Companies Fund since inception.

              Michael graduated from Bristol University with a degree in Economics and joined stockbrokers Vickers da Costa in 1973. He began covering the Japanese markets in 1975 and became Director of the Japanese department in 1982. A specialist on Japan, he joined Martin Currie in 1989 as a director and head of the Far East investment team.

              He is assisted by Keith Donaldson. Keith graduated from the University of Kingston-upon-Hull with a degree in Social Studies. Having spent five years as a financial analyst with Wood Mackenzie, followed by four years with UBS Philips and Drew. Keith moved to Tokyo in 1988 as Vice President and head of Japanese equity sales at Morgan Stanley, then joined Martin Currie's Japan team as an assistant director in 1997. He was promoted to director in October, 1997.

              The Global Asset Allocation Committee sets limits for regional allocation. The managers of the funds are responsible for the selection of countries within those regions, sectors, and stocks.


LARGEST HOLDINGS                                       % OF NET ASSETS

              Circle K Japan                                 4.4
              Sumitomo Special Metals                        3.8
              Promise                                        3.8
              Taisho Pharmaceutical                          3.7
              Meitec                                         3.5

                                                 MCBT JAPAN SMALL COMPANIES FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1997 (Unaudited)


COMMON STOCK, CONVERTIBLE BONDS, AND WARRANTS - 102.6%
COMMON STOCK - 84.4%
ADERANS                                              64,000       $  1,722,975
    AIFUL *                                          15,000          1,090,569
    AIPHONE                                          63,600            681,712
    ASIA SECURITIES PRINTING                         85,000          1,235,978
    BRIDGESTONE METALPHA                             60,000            284,919
    CANON APTEX                                      88,000          1,199,169
    CAPCOM                                           70,000          1,163,274
    CHIYODA                                          70,000            668,882
    CHIYODA FIRE & MARINE                               550              1,997
    CHUGOKU BANK                                    100,000          1,495,638
    CIRCLE K JAPAN                                   60,480          3,105,662
    COCO'S JAPAN                                     70,000            354,798
    DAIFUKU                                         100,000            749,481
    DAIWA LOGISTICS                                  94,800            543,515
    EIDEN SAKAKIYA                                   74,000            408,891
    EXEDY                                               200              1,662
    FUJI MACHINE MANUFACTURING                       70,000          2,029,913
    FUJITSU BUSINESS SYSTEMS                         40,000            817,615
    HIKARI TSUSHIN                                   26,910          1,252,148
    HIRATA TECHNICAL                                155,400            800,565
    HIROSE ELECTRIC                                  30,800          2,008,974
    KIRIN BEVERAGE                                  110,000          1,828,002
    KOMORI                                           80,000          1,462,401
    MABUCHI MOTOR                                    28,000          1,558,787
    MAEZAWA INDUSTRIES                              100,000          1,204,819
    MEITEC                                           82,800          2,442,376
    MICRONICS JAPAN                                   1,500             55,339
    MIURA                                            44,000            475,280
    NICHICON                                        107,000          1,324,719
    NIPPON BROADCASTING SYSTEM                       14,000            855,006
    NIPPON KONPO UNYU SOKO                          160,000          1,023,681
    NIPPON SYSTEM DEVELOPMENT                        49,000          1,221,437
    NISSHA PRINTING                                 110,000            923,141
    NITTO KOHKI                                      33,000            589,530
    NORITSU KOKI                                     40,600          1,349,398
    ORIENTAL CONSTRUCTION                            60,500            422,268
    PROMISE                                          45,430          2,657,476
    RISO KAGAKU                                      20,000          1,178,230
    ROHTO PHARMACEUTICAL                             80,000            658,081
    RYOSAN                                           65,000          1,258,413
    SANKI ENGINEERING                               160,000          1,329,456
    SANKYO                                           60,300          1,287,669
    SANTEN PHARMACEUTICAL                            88,770          1,571,085
    SHIMACHU                                         40,000            850,852
    SONY MUSIC ENTERTAINMENT                         50,000          1,757,374
    TAISHO PHARMACEUTICAL                           100,000          2,559,202
    TOKAI LEASE                                      60,000            199,418
    TSUBAKI NAKASHIMA                               140,000            959,701


SEE NOTES TO FINANCIAL STATEMENTS.

                                                 MCBT JAPAN SMALL COMPANIES FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1997 (UNAUDITED)

                                                        SHARES           VALUE
                                                        ------           -----
COMMON STOCK - CONTINUED
    UNI-CHARM                                           50,000   $   1,682,592
    XEBIO
    YOROZU                                              40,000         375,571
    YUSEN AIR & SEA SERVICE                             49,000       1,547,154
                                                                 -------------
      TOTAL COMMON STOCK - (COST $70,614,611)                       59,113,376
                                                                 -------------

CONVERTIBLE BONDS - 17.8%
    JONAS, 1.35%, 12/30/1999                      Y106,500,000       1,221,188
    KONAMI, 0.75%, 03/31/2000                     Y160,000,000       1,688,409
    MIRAI INDUSTRY, 2.30%, 03/20/2002             Y160,000,000       1,373,328
    NAMCO, 0.80%, 09/28/2001                       Y50,000,000         506,855
    NAMCO, 0.90%, 09/30/2003                      Y110,000,000       1,133,361
    NAMCO, 4.70%, 09/30/1998                       Y40,000,000         432,073
    NITTO DENKO, NO 4, 3.90%, 03/30/2001           Y70,000,000         987,619
    RISO KAGAKU, 4.50%, 03/31/1999                 Y61,000,000         541,321
    SATORI ELECTRIC, 0.50%, 11/29/2002             Y60,000,000         493,560
    SHOWA, 1.70%, 09/29/2000                      Y111,000,000         972,115
    SUMITOMO SPECIAL METALS, 0.25%, 09/30/2004    Y250,000,000       2,665,143
    TAIYO YUDEN, 1.15%, 09/30/2008                 Y50,000,000         475,696
                                                                 -------------
      TOTAL CONVERTIBLE BONDS - (COST $12,597,608)                  12,490,668
                                                                 -------------

WARRANTS - 0.4%
    NIPPON ENGINEERING CONSULTANTS *                     1,500           3,749
    SATORI ELECTRIC *                                      200          63,750
    TAMPOPO (PROMISE) *                                    100         230,313
                                                                 -------------
      TOTAL WARRANTS - (COST $453,803)                                 297,812
                                                                 -------------

TOTAL COMMON STOCK, CONVERTIBLE BONDS,
AND WARRANTS - (COST $83,666,022) +
                                                                    71,901,856
                                                                 -------------

                                                     PRINCIPAL
                                                        AMOUNT
                                                     ---------
SHORT TERM INVESTMENT - 2.6%
    STATE STREET BANK AND TRUST REPURCHASE
    AGREEMENT, 5.15%, 11/03/1997 (a)             $   1,780,000       1,780,000
                                                                 -------------

TOTAL SHORT TERM INVESTMENT - (COST $1,780,000)                      1,780,000
                                                                 -------------

TOTAL INVESTMENTS - (COST  $85,446,022) - 105.2%                    73,681,856
                                                                 -------------
CASH, RECEIVABLES AND OTHER ASSETS, LESS
    LIABILITIES - (5.2)%                                            (3,629,570)
                                                                 -------------
NET ASSETS - 100.0%                                              $  70,052,286
                                                                 -------------
                                                                 -------------


SEE NOTES TO FINANCIAL STATEMENTS.

                                                 MCBT JAPAN SMALL COMPANIES FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1997 (Unaudited)



*   NON-INCOME PRODUCING SECURITY.
Y   REFLECTED AT PAR AND DENOMINATED IN JAPANESE YEN.
(a) THE REPURCHASE AGREEMENT, DATED 10/31/97, $1,780,000 PAR, DUE 11/03/97, IS COLLATERALIZED BY UNITED STATES TREASURY NOTES, 5.875%, DUE 8/31/99, WITH A MARKET VALUE OF $1,816,956.

+ PERCENTAGES OF LONG TERM INVESTMENTS BY INDUSTRY ARE AS FOLLOWS: AUTO PARTS 3.1%, BANKS 2.1%, BROADCASTING 1.2%, BUILDING & CONSTRUCTION 2.6%, COMMERCIAL SERVICES 0.3%, COMPUTERS & BUSINESS EQUIPMENT 9.8%, COSMETICS 2.5%, DRUGS & HEALTH CARE 8.6%, ELECTRICAL EQUIPMENT 10.0%, ELECTRONICS 7.3%, ENGINEERING 3.8%, ENTERTAINMENT 2.5%, FINANCIAL SERVICES 5.7%, FOOD & BEVERAGES 4.4%, INDUSTRIAL MACHINERY 7.2%, METALS 5.6%, PAPER 2.4%, PHOTOGRAPHY 1.7%, PRINTING 5.2%, RETAIL TRADE 9.0%, SEMI-CONDUCTOR MANUFACTURING EQUIPMENT 0.8%, SOFTWARE 2.4%, TRANSPORTATION 4.4%.


SEE NOTES TO FINANCIAL STATEMENTS.

                                                 MCBT JAPAN SMALL COMPANIES FUND
--------------------------------------------------------------------------------
                                             STATEMENT OF ASSETS AND LIABILITIES
                                                    OCTOBER 31, 1997 (UNAUDITED)

ASSETS
    INVESTMENTS IN SECURITIES, AT VALUE
    (COST $83,666,022) (NOTE B)                                  $  71,901,856
    INVESTMENTS IN REPURCHASE AGREEMENTS,
    AT VALUE (NOTE B)                                                1,780,000
                                                                 -------------
       Total Investments                                            73,681,856
    Cash                                                                   195
    Foreign currency, at value (cost $942,108) (Note B)                951,475
    Receivable for investments sold                                    804,733
    Dividend and interest receivable                                   170,373
    Prepaid insurance                                                    3,029
    Deferred organization expenses (Note B)                              4,564
                                                                 -------------
       TOTAL ASSETS                                                 75,616,225
                                                                 -------------
                                                                 -------------
LIABILITIES
    Payable for investments purchased                                  122,093
    Payable for fund shares repurchase                               5,202,000
    Management fee payable (Note C)                                    203,015
    Administration fee payable (Note C)                                  4,860
    Trustees fees payable (Note C)                                       1,143
    Accrued expenses and other liabilities                              30,828
                                                                 -------------
       TOTAL LIABILITIES                                             5,563,939
                                                                 -------------
TOTAL NET ASSETS                                                 $  70,052,286
                                                                 -------------
                                                                 -------------

COMPOSITION OF NET ASSETS:
    Paid-in-capital$                                                87,440,388
    Undistributed net investment loss                                  (86,754)
    Accumulated net realized loss on investment
    and foreign currency transactions                               (5,547,311)
    Net unrealized depreciation on investment
    and foreign currency transactions                              (11,754,037)
                                                                 -------------
TOTAL NET ASSETS                                                 $  70,052,286
                                                                 -------------
                                                                 -------------
NET ASSET VALUE PER SHARE                                        $        7.75
                                                                 -------------
                                                                 -------------
($70,052,286 / 9,042,912 shares of beneficial interest outstanding)


SEE NOTES TO FINANCIAL STATEMENTS.

                                                 MCBT JAPAN SMALL COMPANIES FUND
--------------------------------------------------------------------------------
                                                         STATEMENT OF OPERATIONS
                                   SIX MONTHS ENDED OCTOBER 31, 1997 (Unaudited)
INVESTMENT INCOME
    Interest income                                              $     143,473
    Dividend income                                                    235,712
    Foreign taxes withheld                                             (41,056)
                                                                 -------------
       TOTAL INVESTMENT INCOME                                         338,129
                                                                 -------------
EXPENSES
    Management fee (Note C)                                            407,383
    Custodian fee                                                       46,295
    Administration fee (Note C)                                         32,081
    Audit fee                                                           12,545
    Legal fees                                                           3,911
    Transfer agent fee                                                   3,459
    Trustees fees (Note C)                                               1,027
    Amortization of deferred organization expenses                       1,277
    Miscellaneous expenses                                               6,470
                                                                 -------------
       TOTAL EXPENSES                                                  514,448
                                                                 -------------
NET INVESTMENT LOSS                                                   (176,319)
                                                                  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
    Net realized loss on investments                                (2,671,027)
    Net realized gain on foreign currency transactions                 106,868
    Net unrealized appreciation on:
      Investments                                                    1,210,135
      Foreign currency transactions                                     14,727
                                                                 -------------
NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS           (1,339,297)
                                                                 -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                       $  (1,515,616)
                                                                 -------------
                                                                 -------------


SEE NOTES TO FINANCIAL STATEMENTS.

                                                 MCBT JAPAN SMALL COMPANIES FUND
--------------------------------------------------------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS


                                                  Six Months
                                                     Ended            Year
                                                October 31, 1997      Ended
                                                  (Unaudited)    April 30, 1997
                                                   ---------     --------------

NET ASSETS at beginning of period                $  66,748,656   $  88,863,054

DECREASE IN NET ASSETS FROM OPERATIONS:
    Net investment loss                               (176,319)       (325,801)
    Net realized loss on investment
    transactions                                    (2,671,027)     (1,933,163)
    Net realized gain on foreign currency
    transactions                                       106,868       2,960,291
    Net unrealized appreciation
    (depreciation) on:
       Investments                                   1,210,135     (21,908,955)
       Foreign currency transactions                    14,727         449,601
                                                 -------------   -------------
    Net decrease in net assets from
    operations                                      (1,515,616)    (20,758,027)
                                                 -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                               0      (1,659,257)
    In excess of net investment income                       0      (2,562,640)
    Net realized gains                                       0        (814,535)
    In excess of net realized gains                          0        (330,947)
                                                 -------------   -------------
    Total distributions                                      0      (5,367,379)
                                                 -------------   -------------

CAPITAL SHARE TRANSACTIONS:
    Net proceeds from sales of shares                9,921,033       7,729,431
    Reinvestment of dividends and
    distributions to shareholders                            0       5,251,397
    Cost of shares repurchased                      (5,202,000)     (9,125,750)
    Paid in capital from subscription
    and redemption fees                                100,213         155,930
                                                 -------------   -------------
    Total increase in net assets from
    capital share transactions                       4,819,246       4,011,008
                                                 -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS                3,303,630     (22,114,398)
                                                 -------------   -------------
NET ASSETS at end of period (net of
accumulated net investment                       $  70,052,286   $  66,748,656
    income (loss) of $(86,754) and               -------------   -------------
    $89,565, respectively)                       -------------   -------------

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
    Shares sold                                      1,067,234         816,185
    Shares issued in reinvestment of
    distributions to shareholders                            0         628,158
    Less shares repurchased                           (671,226)     (1,045,143)
                                                 -------------   -------------
    Net share transactions                             396,008         399,200
                                                 -------------   -------------
                                                 -------------   -------------


SEE NOTES TO FINANCIAL STATEMENTS.

                                                 MCBT JAPAN SMALL COMPANIES FUND
--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
                                          FOR A SHARE OUTSTANDING FOR THE PERIOD


                                               Six Months
                                                  Ended                Year               Year (5)       August 15, 1994 *
                                             October 31, 1997          Ended               Ended              through
                                               (Unaudited)        April 30, 1997      April 30, 1996      April 30, 1995
                                                ---------         --------------      --------------      --------------

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period          $       7.720       $      10.770       $       9.610       $      10.000
Net investment income (loss)                         (0.020)             (0.027)             (0.034)              0.013
Net realized and unrealized gain (loss)
    on investment and foreign currency
    transactions                                      0.043              (2.384)              1.248              (0.492)
                                              -------------       -------------       -------------       -------------
Total from investment operations                      0.023              (2.411)              1.214              (0.479)
                                              -------------       -------------       -------------       -------------
Less distributions:
    Net investment income                             0.000              (0.203)              0.000              (0.002)
    In excess of net investment income                0.000              (0.314)             (0.097)              0.000
    Net realized gains                                0.000              (0.100)              0.000              (0.003)
    In excess of net realized gains                   0.000              (0.040)              0.000              (0.000)
                                              -------------       -------------       -------------       -------------
Total distributions                                   0.000              (0.657)             (0.097)             (0.005)
                                              -------------       -------------       -------------       -------------
Paid in capital from subscription and
    redemption fees (Note B)                          0.007               0.018               0.043               0.094
                                              -------------       -------------       -------------       -------------

Net asset value, end of period                $       7.750       $       7.720       $      10.770       $       9.610
                                              -------------       -------------       -------------       -------------
                                              -------------       -------------       -------------       -------------
TOTAL INVESTMENT RETURN (1) (2)                       0.39%              (22.69)%            13.13%               (3.85)%
                                              -------------       -------------       -------------       -------------
                                              -------------       -------------       -------------       -------------

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period                     $  70,052,286       $  66,748,656       $  88,863,054       $  44,969,083
Operating expenses, net, to average
    net assets (Note C)                               1.26%(3)            1.26%               1.37%               1.50%(3)
Operating expenses, gross, to average
    net assets (Note C)                               1.26%(3)            1.26%               1.37%               1.72%(3)
Net investment income(loss) to average net
    assets                                          (0.43)%(3)          (0.41)%             (0.36)%               0.37%(3)
Portfolio turnover rate                                  9%                 26%                 37%                 33%
Average commission rate per share (4)         $      0.0741       $      0.0612       $      0.0763                 N/A
Per share amount of fees waived (Note C)      $       0.000       $       0.000       $       0.000       $       0.008


-------------------------------------------------------------------------------

*   Commencement of investment operations.
(1) Total return at net asset value assuming all distributions reinvested and no purchase premiums or redemption fees.
    Total return would have been lower had certain expenses not been waived.
(2) Periods less than one year are not annualized.
(3) Annualized.
(4) The average commission rate paid is applicable for Funds that invest greater than 10% of average net assets in equity transactions on which commissions are charged. This disclosure is required for fiscal periods
    beginning on or after    September 1, 1995.
(5) The per share amounts were computed using an average number of shares outstanding during the year.


SEE NOTES TO FINANCIAL STATEMENTS.

                                                 MCBT JAPAN SMALL COMPANIES FUND
--------------------------------------------------------------------------------
                                                  NOTES TO FINANCIAL STATEMENTS


NOTE A - ORGANIZATION
Martin Currie Business Trust ("MCBT") (the "Trust") is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust offers seven funds which have differing investment objectives and policies: Global Growth Fund, Opportunistic EAFE Fund, Global Emerging Markets Fund, Japan Small Companies Fund, Emerging Americas Fund, Emerging Asia Fund and the EMEA Fund, (the "Funds"). The MCBT Japan Small Companies Fund (the "Fund") commenced investment operations on August 15, 1994. The Fund's Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value.


NOTE B - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF INVESTMENTS - The Fund's portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Options and futures contracts are valued at the last sale price on the market where such options or futures contract is principally traded. Options traded over-the-counter are valued based upon prices provided by market makers in such securities or dealers in such currencies. Securities for which current market quotations are unavailable or for which quotations are not deemed by the investment adviser to be representative of market values are valued at fair value as determined in good faith by the Trustees of the Fund, or by persons acting pursuant to procedures established by the Trustees.

REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

INVESTMENT TRANSACTIONS - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

FOREIGN CURRENCY TRANSLATIONS - The records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on the date of any determination of net asset value of the Fund. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into forward foreign currency contracts.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

                                                 MCBT JAPAN SMALL COMPANIES FUND
--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)

FOREIGN CURRENCY TRANSLATIONS (CONTINUED) - Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS - A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency.

EXPENSES - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a particular Fund are either split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Board of Trustees may direct or approve. Certain costs incurred in connection with the organization of the Trust and each Fund have been deferred and are being amortized on a straight line basis over a five year period starting on each Fund's commencement of operations.

DISTRIBUTIONS TO SHAREHOLDERS - The Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be reinvested in shares of the Fund at the net asset value unless the shareholder elects in the subscription agreement either to receive cash in respect of all distributions or to receive cash with respect to distributions of income and to reinvest in shares of the Fund with respect to distributions of realized capital gains. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for passive foreign investment companies (PFIC's), foreign currency transactions, losses deferred due to wash sales, post October 31 losses and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

PURCHASES AND REDEMPTIONS OF FUND SHARES - There is a purchase premium for cash investments into the Fund of 1.00% of the amount invested and a redemption fee on cash redemptions of 1.00% of the amount redeemed. All purchase premiums and redemption fees are paid to and retained by the Fund and are recorded as paid-in-capital by the Fund. These fees are intended to offset brokerage and transaction costs arising in connection with the purchase and redemption. The purchase and redemption fees may be waived by the Manager, however, if these brokerage and transaction costs are minimal or in other circumstances at the Manager's discretion. For the six months ended October 31, 1997, $100,213 was collected in purchase premiums.

INCOME TAXES - Each Fund of the Trust is treated as a separate entity for U.S. federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their taxable income, including realized capital gains, if any, for the fiscal year. In addition, by distributing substantially all of their net investment income, realized capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

                                                 MCBT JAPAN SMALL COMPANIES FUND
--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)

ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and income and expenses at the date of the financial statements. Actual results could differ from these estimates.


NOTE C - AGREEMENTS AND FEES
The Fund has entered into a Management Contract with Martin Currie Inc. (the "Investment Manager"), a wholly owned subsidiary of Martin Currie Ltd. Under the Management Contract, the Fund pays the Investment Manager a quarterly management fee at the annual rate of 1.00% of the Fund's average net assets.

The Investment Manager has voluntarily undertaken to reduce its fee until further notice to the extent necessary to limit the Fund's annual expenses (including the management fee but excluding brokerage commissions, transfer taxes, and extraordinary expenses) to 1.50% of the Fund's average net assets on an annualized basis. For the six months ended October 31, 1997, it was not necessary for the Investment Manager to waive any of its fees.

State Street Bank and Trust Company (the "Administrator") serves as administrator of the Fund. The Administrator performs certain administrative services for the Fund. The Fund pays the Administrator a fee at the rate of 0.08% of the Fund's average net assets up to $125 million, 0.06% of the next $125 million, and 0.04% of those assets in excess of $250 million, subject to certain minimum requirements, plus certain out of pocket costs. State Street Bank and Trust Company also receives fees and compensation of expenses for certain custodian and transfer agent services.

Trustees of the Trust who are not interested persons receive aggregate annual fees of $20,000 ($10,000 per Trustee).


NOTE D - INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities of investments, excluding short-term securities for the six months ended October 31 1997 were $17,131,530 and $6,688,567, respectively.

The identified cost of investments in securities and repurchase agreements owned for federal income tax purposes and their respective gross unrealized appreciation and depreciation at October 31, 1997 were as follows:

       IDENTIFIED              GROSS UNREALIZED            NET UNREALIZED
         COST           APPRECIATION   (DEPRECIATION)      (DEPRECIATION)
    ---------------     ------------   --------------      --------------
    $    85,446,022     $  7,540,001   $ (19,304,167)      $ (11,764,166)


NOTE E - PRINCIPAL SHAREHOLDERS
As of October 31, 1997 there was one shareholder who owned greater than 10% of the Fund's outstanding shares, representing 29% of the Fund.


NOTE F - CONCENTRATION OF RISK
Investment in foreign securities generally involves special risks. Additional risks are present in the case of a fund such as the Japan Small Companies Fund which will invest most of its assets in the issuers of a single foreign country. This means that the Fund's performance will be directly affected by political, economic and market conditions in Japan. In addition, since the Japanese economy depends to some extent on foreign trade, the relationships between Japan and its trading partners and between the yen and other currencies are expected to have a significant impact on particular Japanese companies and on the Japanese economy generally. The Fund is designed for investors who are willing to accept the risks associated with changes in such conditions and relationships.

                             MARTIN CURRIE BUSINESS TRUST


                                 --------------------



                                TRUSTEES  AND OFFICERS

                     C. James P. Dawnay, TRUSTEE AND PRESIDENT *
                               Simon D. Eccles, TRUSTEE
                            Patrick R. Wilmerding, TRUSTEE
                    Colin Winchester, VICE PRESIDENT AND TREASURER
                           J. Grant Wilson, VICE PRESIDENT
                            Julian M.C. Livingston, CLERK

                                 * INTERESTED TRUSTEE
                                ---------------------



                                  INVESTMENT MANAGER

                                 Martin Currie, Inc.
                                    Saltire Court
                                  20 Castle Terrace
                                  Edinburgh EH1 2ES
                                 011-44-131-229-5252

                                  Regulated by IMRO

                      Registered Investment Adviser with the SEC
                                 --------------------



  ----------------------------------------------------------------------
    The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Private Placement Memorandum which contains important information concerning the Fund and its current offering of shares.
  ----------------------------------------------------------------------